TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

29.  TAXATION

a.    Prepaid income taxes

The breakdown of prepaid income taxes is as follows:

	2019	2020
The Company - Corporate income tax	406	465
Subsidiaries - Corporate income tax	992	1,352
Total	1,398	1,817
Current portion	(310)	(1,079)
Non-current portion (Note 15)	1,088	738

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2019	2020
The Company:
VAT	2,724	1,215
Article 22 - Withholding tax on goods delivery and import	6	2
Article 23 - Withholding tax on services delivery	90	124
Subsidiaries:
VAT	3,628	3,012
Article 4 (2) - Final tax	13	6
Article 23 - Withholding tax on services delivery	46	17
Total	6,507	4,376
Current portion	(3,251)	(2,945)
Non-current portion (Note 15)	3,256	1,431

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2019	2020
The Company:
Article 25 - Installment of corporate income tax	6	—
Article 29 - Corporate income tax	1,059	814
Subsidiaries:
Article 25 - Installment of corporate income tax	7	3
Article 29 - Corporate income tax	473	474
Total	1,545	1,291

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2019	2020
The Company:
Article 4 (2) - Final tax	43	53
Article 21 - Individual income tax	101	119
Article 22 - Withholding tax on goods delivery and import	7	5
Article 23 - Withholding tax on services delivery	38	21
Article 26 - Withholding tax on non-resident income	9	7
VAT - Tax collector	487	490
Sub-total	685	695
Subsidiaries:
Article 4 (2) - Final tax	153	136
Article 21 - Individual income tax	108	176
Article 22 - Withholding tax on goods delivery and import	3	4
Article 23 - Withholding tax on services delivery	80	55
Article 26 - Withholding tax on non-resident income	5	7
VAT	852	349
Sub-total	1,201	727
Total	1,886	1,422

e.    The components of consolidated income tax expense (benefit) are as follows:

	2018	2019	2020
Current
The Company	236	1,272	1,976
Subsidiaries	9,196	9,347	7,822
Sub-total	9,432	10,619	9,798
Deferred
The Company	(159)	15	8
Subsidiaries	93	(195)	(549)
Sub-total	(66)	(180)	(541)
Net income tax expense	9,366	10,439	9,257

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Estimated taxable income of the Company	400	6,007	10,140
Corporate income tax:
Current corporate income tax expense:
The Company	80	1,201	1,927
Subsidiaries	9,193	9,344	7,819
Current income tax expense of previous year:
The Company	99	1	1
Final tax expense:
The Company	57	70	48
Subsidiaries	3	3	3
Total income tax expense - current	9,432	10,619	9,798

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(27)	70	179
Cost to obtain contracts	38	54	(45)
Leases	2	7	(3)
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	(36)	4	3
Amortization of (addition to) deferred installation fee	(18)	0	(28)
Tax loss utilization (recognition)	172	—	—
Provision for impairment of receivables	(132)	(88)	(48)
Provision for employee benefits	32	(15)	(48)
Valuation of long term investment	—	—	(11)
Amortization of intangible assets, land rights and others	(10)	(10)	(4)
Depreciation and gain on disposal or sale of property and equipment	(180)	(7)	13
Net	(159)	15	8
Telkomsel
Leases	170	90	29
Trade receivables write-off (provision for impairment of receivables)	(88)	88	(384)
Amortization of license	58	33	(27)
Provision for employee benefits	(83)	(83)	84
Contract liabilities	—	—	9
Contract cost	—	—	(27)
Other financial instruments	—	—	65
Depreciation and gain on disposal or sale of property and equipment	64	(68)	(324)
Net	121	60	(575)
Subsidiaries - others - net	(28)	(255)	26
Net income tax benefit - deferred	(66)	(180)	(541)
Income tax expense - net	9,366	10,439	9,257

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 20% (2018), 20% (2019), and 19% (2020) to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2018	2019	2020
Profit before income tax consolidation	36,077	38,299	39,147
Less: consolidated income subject to final tax - net	(1,277)	(1,141)	(1,675)
Net	34,800	37,158	37,472
Income tax expense calculated at the Company’s applicable statutory tax rate	6,960	7,432	7,120
Difference in applicable statutory tax rate for subsidiaries	1,753	1,531	898
Non-deductible expenses	423	827	370
Final income tax expense	60	73	51
Deferred tax adjustment rate	—	—	210
Unrecognized deferred tax	(2)	323	201
Others	172	253	407
Net income tax expense	9,366	10,439	9,257

Tax Law No. 36/2008 with implementing rules under Government Regulation No. 56/2015 stipulates a reduction of 5% from the top rate applicable to qualifying listed companies, for those whose stocks are traded in the IDX which meet the prescribed criteria that the public owns 40% or more of the total fully paid and traded shares, and such shares are owned by at least 300 parties, with each party owning less than 5% of the total paid-up shares. These requirements must be met by a company for a period of 183 days in one fiscal year. The Company has met all of the required criteria; therefore, for the purpose of calculating income tax expense and liabilities for the financial reporting years ended December 31, 2018, 2019, and 2020, the Company has reduced the applicable tax rate by 5%.

In March 2020, the Government issued Government Regulation in lieu of Law No.1/2020 concerning State Financial Policy and Financial System Stability for Handling Corona Virus Disease 2019 (COVID-19) and / or in the Context of Facing Threats that Harm National Economy and / or Financial System Stability, which has been stipulated into Law No.2/2020, governing the adjustments to the tax rates of domestic corporate taxpayers and permanent establishments, to 22% for fiscal years 2020 and 2021, and 20% for fiscal years 2022. Furthermore, the Government issues Government Regulations ("PP") No. 30/2020 concerning Reduction of Income Tax Rates for Domestic Taxpayers in the form of a Public Company, which regulates the tax rate of 3% lower for domestic taxpayers in the form of publicly listed companies whose shares are listed and traded on the IDX with a minimum of 40% of the total all shares subscribed by the company and such shares are owned by at least 300 shareholders, where the ownership of each may not exceed 5%. These requirements must be fulfilled by companies that listed their shares on the stock exchange in a minimum of 183 calendar days within one fiscal year, and the fulfillment of the requirements referred to is carried out by the Public Company Taxpayer by submitting a report to the Directorate General of Taxes. The Company has met all of the required criteria; therefore, for the purpose of calculating current income tax expense and liabilities for the year ended December 31, 2020, the Company has reduced the applicable tax rate by 3%.

The Company applied the tax rate of 20% and 19% for the years ended December 31, 2019 and 2020. The subsidiaries applied the tax rate of 25% and 22% for the years ended December 31, 2019 and 2020.

The Company will submit the above taxable income and current income tax expense computation in its Annual Tax Return for fiscal year 2020 that will be reported to the Tax Office based on prevailing regulations.

g.    Tax assessments

(i)   The Company

Income tax and VAT fiscal year 2011

On October 21, 2014, the Company received SKPKBs from the Tax Authorities as the result of the tax audit for fiscal year 2011. Based on SKPKBs, the Company received VAT underpayment assessment for the fiscal period January to December 2011 amounting to Rp182.5 billion (including penalty of Rp60 billion) and corporate income tax underpayment amounting to Rp2.8 billion (including penalty of Rp929 million). The accepted portion of SKPKBs amounting to Rp4.7 billion (including penalty of Rp2 billion) was charged to the 2014 consolidated statements of profit or loss and other comprehensive income. The portion of VAT international incoming call interconnection amounting to Rp177.9 billion (including penalty of Rp58 billion) is recognized as claim for tax refund.

On January 7, 2015, the Company filed an objection and on October 20, 2015, Tax Authorities issued a rejection regarding this objection.

On January 20, 2016, the Company filed an appeal on the Tax Court on the rejection of its objection to the assessment of VAT international incoming call interconnection.

On April 4 and 5, 2017, the Tax Court issued a verdict which were decided on March 20, 2017, regarding to VAT international incoming call interconnection appeal process. The verdict stated that the international incoming call interconnection transaction is the taxable services and categorized as export service that subject to 0% VAT and granted the Company’s appeal for the fiscal period January and September to December 2011 amounting to Rp73.9 billion. Tax Court rejected the Company’s appeal for the fiscal period February to August 2011 amounting to Rp104 billion, since the Company did not meet the administrative requirement. Regarding this rejection, on June 19 and 21, 2017, the Company filed a request for judicial review. In May 2017, the Company received tax refund for the fiscal period January and September to December 2011 amounting to Rp73.9 billion which compensated with STP for fiscal year 2013 and 2014 amounting to Rp59.9 billion and Rp14 billion, respectively.

On October 15, 2018, the Company received a notification from Tax Court that Tax Authorities filed  a request for judicial review for the fiscal period January and September to December 2011. On November 13, 2018, to response the judicial review from Tax Authorities, the Company filed contra memorandum for judicial review to SC for the fiscal period January and September to December 2011. In April and November 2018, the Company received a notification from Tax Court that Tax Authorities filed a contra memorandum for judicial review for the fiscal period February to August 2011.

In May to September, and November, 2019, the Company has received the SC's verdicts, which were decided in March, April, May, July, August, and September 2019, wherein the SC has granted the Company's judicial review for fiscal period February, March, and May to August 2011 and rejected the Tax Authorities judicial review for the fiscal period January and September to December 2011. On August 21, 2019, the Company received tax refund for fiscal period March, May, and June 2011 amounting to Rp44 billion. Regarding the verdict for the fiscal period April 2011, which was decided in April 2019, the SC granted the Company's appeal request and the verdict has been uploaded through the SC's website. Accordingly, as of the date of approval and authorization for the issuance of these consolidated financial statements, the appeal process for fiscal period January to December 2011 has obtained the legal force from the SC.

On January 24 and March 31, 2020, the Company received tax refunds for the fiscal periods February, August, April and July 2011 amounting to Rp59 billion. Thus, the Company has received all decisions with permanent legal force from the SC and has received all tax refunds for the entire 2011 tax period.

Income tax and VAT fiscal year 2012

On May 3, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period January to December 2012. On November 3, 2016, Tax Authorities issued SKPKBs for fiscal year 2012, wherein the Company was liable for underpayment of corporate income tax amounting to Rp991.6 billion (including penalty of Rp321.6 billion), VAT underpayment amounting to Rp467 billion (including penalty of Rp153.5 billion), self-assessed offshore VAT underpayment amounting to Rp1.2 billion (including penalty of Rp392 million), VAT on tax collected underpayment amounting to Rp57 billion (including penalty of Rp18.5 billion). The Company also received STP for VAT amounting to Rp37.5 billion, withholding tax article 21 underpayment amounting to Rp16.2 billion (including penalty of Rp5.3 billion), final withholding tax article 21 underpayment amounting to Rp1.2 billion (including penalty of Rp407 million), withholding tax article 23 underpayment amounting to Rp63.5 billion (including penalty of Rp20.6 billion), withholding tax article 4(2) underpayment amounting to Rp25 billion (including penalty of Rp8.1 billion), and withholding tax article 26 underpayment amounting to Rp197.6 billion (including penalty of Rp64 billion). The Company has agreed to the recalculation of input tax credit on international incoming call interconnection services amounting to Rp35.2 billion, corporate income tax amounting to Rp613.3 million, and withholding tax article 26 amounting to Rp311.5 million that have been charged in the 2016 consolidated statements of profit or loss and other comprehensive income. On November 16, 2016, the Company filed an objection regarding to the remaining assessments.

On March 1, 2017 and May 9, 2017, the Company received the decision letter from Tax Authorities for the underpayment of self-assessed offshore VAT amounting to Rp1.8 million (including penalty of Rp0.6 million) and the underpayment of VAT on tax collected amounting to Rp4.4 billion (including penalty of Rp1.4 billion). Based on the decision letter, the Company decided to accept the decision from Tax Authorities. On October 19, 2017, the Tax Authorities issued decision letter on Company’s objections, wherein the Tax Authorities has decreased the Company’s underpayment for corporate income tax and increased of the Company's underpayment for withholding tax article 21, final withholding tax article 21, withholding tax article 23, withholding tax article 4 (2), and withholding tax article 26. Based on decision letter, the Company was liable for underpayment of withholding tax article 21 amounting to Rp20.7 billion (including penalty of Rp6.7 billion), underpayment of final withholding tax article 21 amounting to Rp23.8 billion (including penalty of Rp7.7 billion), underpayment of withholding tax article 23 amounting to Rp115.7 billion (including penalty of Rp37.5 billion), underpayment of withholding tax article 4(2) amounting to Rp25 billion (including penalty of Rp8.1 billion), underpayment of withholding tax article 26 amounting to Rp197.6 billion (including penalty of Rp64.1 billion), and underpayment of corporate income tax amounting to Rp496.4 billion (including penalty of Rp161 billion). On October 30 and 31, 2017, the Tax Authorities issued decision letter on Company’s objection, wherein the Tax Authorities has decreased and increased the Company’s underpayment of VAT for the fiscal period January to December 2012 amounting to Rp429.3 billion (including penalty of Rp141.2 billion).

On January, 17 and 26, 2018, the Company filed an appeal on the rejection of its objection. In September 2018, the Tax Authorities issued the revision of decision letter on Company's objection, wherein the Tax Authorities has decreased the Company's underpayment of VAT for fiscal period March, April, September, and December 2012 amounting to Rp9.9 billion (including penalty of Rp3.2 billion). Therefore, as of December 31, 2018, the underpayment of VAT fiscal period January to December 2012 amounting to Rp419.4 billion (including penalty of Rp138 billion).

On December 16, 2019, the Company received the Tax Court's verdict regarding tax dispute for all taxes for fiscal year 2012. The Tax Court granted the several Company's request regarding withholding tax. Therefore, the amount should be paid by the Company for withholding tax article 21 amounting to Rp52.4 milion (including penalty of Rp17 million), withholding tax article 23 amounting to Rp1.4 billion (including penalty of Rp0.4 billion), withholding tax article 26 amounting to Rp802.6 million (including penalty of Rp260.3 million), and withholding tax article 4 (2) amounting to Rp1.3 million (including penalty of Rp0.4 million). Regarding appeal request for final withholding tax article 21, the Tax Court granted all the Company's appeal. Furthermore, the Tax Court granted the several Company's appeal regarding corporate income tax and VAT. Therefore, the amount should be paid by the Company for corporate income tax amounting to Rp29.6 billion (including penalty of Rp9.6 billion) and VAT amounting to Rp51.1 billion (including penalty of Rp17.5 billion). The Company has received appeal decision and agreed to pay underpayment of withholding tax article 21, 23, 26, 4(2), corporate income tax and VAT.

In February, 2020, the Company received tax refund amounting to Rp.115.7 billion regarding VAT for fiscal period December 2012, and Rp 46.8 billion was compensated for the January to November 2012 tax return SKPKB.

In April 2020, the Company filed an application for reduction or cancellation of incorrect STP of VAT for fiscal period January to December 2012. The company filed a request for reduction in STP by recalculating it based on the decision on appeal, so that the value of the SPT, which was originally Rp37.5 billion, became Rp5.8 billion. In June 2020, the Tax Court granted Company’s request. On July 2020, the Company received tax refund amounting to Rp31.7 billion and Rp20.9 million which compensated with STP PPh Article 21 from several KPPs.

On July 6, 2020, the Company received a  notification from Tax Court that Tax Authorities filed a judicial review for all Tax Court Decisions. In August 2020, in response to the judicial review from Tax Authorities, the Company filed a  contra memorandum for all 2012 desicions to SC.

As of December 2020, the SC has announced judicial review result of all withholding tax disputes, corporate income tax and some VAT disputes for tax period January - December 2012. In the results of the decision, the SC rejected all of the judicial review proposed by the DGT, except for dispute of withholding article 21, the decision is given NO (Niet Ontvankelijke Verklaard) and for the VAT for tax period January and May 2012 the decision has not been received.

As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company has received all decisions with permanent legal force from the SC except for some dispute that describe in the previous paragraph.

Income tax and VAT fiscal year 2015

On August 23, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period January to December 2015.

On  April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter  (“SKPLB”) for overpayment of corporate income tax amounting to Rp147 billion, and SKPKBs for underpayment of VAT amounting to Rp13 billion (including penalty of Rp4.1 billion), underpayment of VAT on tax collected amounting to Rp6 billion (including penalty of Rp1.5 billion), underpayment of self-assessed offshore VAT amounting to Rp55.3 billion (including penalty of Rp16.8 billion). The Company also received STP for VAT amounting to Rp34 billion, VAT on tax collected amounting to Rp7 billion, and self-assessed offshore VAT amounting to Rp8 billion. The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Tax Return of corporate income tax fiscal year 2015 to Annual Tax Return of corporate income tax fiscal year 2016. The Company also accepted underpayment of VAT, underpayment of VAT on tax collected, and STP for VAT on tax collected amounting to Rp26 billion. The accepted portion was charged to the 2017 consolidated statements of profit or loss and other comprehensive income. On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion and self-assessed offshore VAT amounting to Rp55 billion.

On May 3 and 22, 2018, the Tax Authorities issued decision letter on Company’s objections for SKPLB of self-assessed offshore VAT amounting to Rp54.6 billion, wherein Tax Authorities has decreased the Company's underpayment and granted all the Company’s objection. The Company has agreed with the Tax Authorities's decision regarding SKPLB of self-assessed offshore VAT amounting to Rp793 million and has been charged in the 2018 consolidated statements of profit or loss and other comprehensive income.

On July 18, 2018, the Tax Authorities issued Decision Letter on Company’s objections for SKPLB of corporate income tax, wherein the Tax Authorities has granted the several Company’s objection and additional amount of overpayment which should be received amounting to Rp76 billion. On October 10, 2018, the Company filed an appeal.

On July 8, 2020, the Company received appeal decision from the Tax Court regarding corporate income tax dispute for fiscal year 2015. The Tax Court partially approved the appeal filed by the Company. On September 9, 2020, the Company received tax refund of additional overpayment of corporate income tax amounting to Rp90.9 billion.

On October 26, 2020, the Company received notification letter from Tax Court that Tax Authorities filed a judicial review of corporate income tax dispute for fiscal year 2015. On December 2, 2020, the Company filed a memorandum for judicial review as response of Tax Authorities’s judicial review. As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company did not received verdict from the SC. In accordance with taxation law, for all withholding income tax and VAT except corporate income tax has passed tax assessment period, therefore all tax liabilities for fiscal year 2015 considered final and has permanent legal force.

Income tax and VAT fiscal year 2016

On August 25, 2017, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal periods January to December 2016.

On June 7, 2018, Tax Authorities issued SKPLB of corporate income tax amounting to Rp15.3 billion, SKPKB of withholding tax article 26 amounting to Rp556.7 million (including penalty of Rp180.5 million) and SKPLB of VAT amounting to Rp922.7 billion. The Company accepted the assessment on the overpayment of corporate income tax amounting to Rp15.3 billion and for the remaining balance amounting to Rp99.1 billion was charged as current income tax expense on tax assesment, underpayment of withholding tax article 26 amounting to Rp557 million, and correction of VAT In amounting to Rp10.5 billion, STP for VAT on tax collected amounting to Rp7.1 billion, VAT on free gifts amounting to Rp7.3 billion, VAT on transfer asset amounting to Rp1.2 billion, and STP for VAT amounting to Rp1.7 billion. The accepted portion was charged to the 2018 consolidated statements of profit or loss and other comprehensive income. In July 2018, the Company received tax refund amounting to Rp882.7 billion and for the remaining balance amounting to Rp39.9 billion has been compensated to STP for VAT amounting to Rp31.9 billion, VAT on tax collected amounting to Rp7.1 billion, withholding tax article 23 amounting to Rp556 million, and withholding tax article 21 amounting to Rp300 million. On August 31, 2018, the Company filed an objection to the Tax Authorities for VAT international incoming call interconnection services amounting to Rp151.7 billion and STP for VAT amounting to Rp30.3 billion.

On March 11 and May 27, 2019, the Tax Authorities issued decision letter on Company's objections, wherein the Tax Authorities granted all objections from the Company and increased the amount of overpayment for the fiscal period January to December 2016. In April and July 2019, the Company received tax refund amounting to Rp151.7 billion and amounting to Rp1.9 million has been compensated to withholding tax article 21 for several fiscal periods. Therefore all tax liabilities for fiscal year 2016 considered final and has permanent legal force.

Income tax and VAT fiscal year 2017

On November 6, 2018, the Tax Authorities issued Field Tax Audit Notification for fiscal period January to December 2017.

On November 13 and 14, 2019, the Tax Authorities issued SKPLB of corporate income tax amounting to Rp294.4 billion from overpayment amounting to Rp294.5 billion, SKPLB of VAT amounting to Rp746.9 billion from overpayment amounting to Rp748.3 billion, and SKPKB of withholding tax article 21 amounting to Rp1.8 billion (including penalty of Rp0.5 billion). The Company accepted the tax corrections amounting to Rp1.5 billion which consists of corporate income tax amounting to Rp0.1 billion and input VAT which cannot be credited amounting to Rp1.4 billion. Furthermore, the Company received STP and SKPKB regarding VAT on tax collected amounting to Rp1.2 billion and Rp957 million (including penalty of Rp0.3 billion), respectively. On November 14, 2019, the Tax Authorities issued Notice of Nil Tax Assessment ("SKPN") regarding self-assessed offshore VAT, withholding tax article 21 final, withholding tax article 22, withholding tax article 26, withholding tax article 4 (2). On January 23 and 24, 2020, the Company received VAT refunds of Rp746.9 billion and Corporate Income Taxes of Rp292.3 billion and Rp2.1 billion has been compensated to SKPKB and STP VAT WAPU. Therefore all tax liabilities for fiscal year 2017 considered final and has permanent legal force.

Income tax and VAT fiscal year 2018

On February 17, 2020, the Tax Authorities issued a Field Tax Audit Notification Letter for January to December 2018. On February 25, 2020, the Company has received an introductory return for VAT refunds for the January to December 2018 tax period amounting to Rp979.1 billion and Rp30.3 billion which have been compensated to the SKPKB corporate income tax and withholding income tax for fiscal year 2012.

On December 16, 2020, the Company received SKP and STP as result of tax audit 2018. DGT issued SKPLB of corporate income tax amounting to Rp101.5 billion, SKPLB of withholding tax article 21 amounting to Rp1.9 billion (include penalty Rp573.9 million), SKPLB of withholding tax article 23 amounting to Rp  4 million (include penalty Rp1.2 million) and SKPLB of VAT for fiscal period January to August and October to December amounting to Rp85.3 billion). Furthermore DGT issued SKPKB of VAT for fiscal period September amounting to Rp240.5 billion (include penalty Rp59.5 billion), SKPKB of VAT WAPU amounting to Rp15.17 billion (include penalty Rp4.6 billion) and STP of VAT WAPU amounting to Rp1.2 billion. The Company agreed to receive tax audit correction of corporate income tax amounting Rp1.1 billion, underpayment of withholding tax article 21 amounting to Rp1.9 billion, underpayment of withholding tax article 23 amounting to Rp4 million, VAT tax credit amounting to Rp4.8 billion, STP of VAT WAPU amounting Rp1.2 billion, underpayment of VAT WAPU amounting to Rp15.17 billion. The corrections that have been approved have been charged to the 2020 profit or loss income statement.

The company did not approve the correction from tax auditor who imposes VAT on the transaction of submitting the space segment component (asset in constructive) of the Satelit Merah Putih to Telkomsat and will file a legal remedy for objection. As of the issuance date of these consolidated financial statements, the Company has received all refunds of the tax excess on Corporate Income Tax and VAT.

(ii)   Telkomsel

Income tax and VAT fiscal year 2011

On February 15, 2016, Telkomsel filed an appeal to the Tax Authorities for the underpayment of corporate income tax for fiscal year 2011 amounting to Rp250 billion (including penalty of Rp81.1 billion). Subsequently, on March 17, 2016, Telkomsel also filed an appeal to the Tax Court for the underpayment of VAT for fiscal year 2011 amounting to Rp1.2 billion (including penalty of Rp392 million).

On February 6, 2017, Telkomsel received the Tax Court's verdict for VAT cases of Rp1.2 billion in favor of Telkomsel. Subsequently, Telkomsel received the tax refund in March and June 2017. On March 2, 2017, Telkomsel received the Tax Court's verdict for the underpayment of corporate income tax which partially accepted Telkomel's appeal amounting to Rp247.6 billion and recorded the amount as part of claim for tax refund. On August 31, 2017, Telkomsel received the tax refund. In July and October 2017, Telkomsel received notification that the Tax Authorities filed a request for judicial review to the SC for corporate income tax and VAT amounting to Rp62 billion and Rp1.2 billion, respectively. Telkomsel submitted the contra memorandum for judicial review in August and November 2017.

As of December 31, 2018, Telkomsel has received partial official verdicts from the SC which rejected the Tax Authorities’s judicial review for VAT case amounting to Rp1.1 billion.

On October 17, 2019, Telkomsel filed a letter to Tax Court requesting the remaining official verdicts regarding VAT which have been announced by SC in favor of Telkomsel. In October 2019, Telkomsel has received the official verdict from the SC which rejected the Tax Authorities' judicial review for corporate income tax amounting to Rp62 billion.

Income tax and VAT fiscal year 2014

On May 31, 2019, Telkomsel received the SKPKB and STP for the fiscal year 2014 amounting to Rp150.6 billion (including penalty of Rp54.6 billion). Telkomsel accepted and paid the portion of Rp16.5 billion on June 27, 2019 and recorded it as other expense. On August 20, 2019, Telkomsel has paid amounting to Rp99.1 billion and recorded it as claim for tax refund. Subsequently, on August 23, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp134.1 billion.

On July 15 and July 22, 2020, Telkomsel received objection decision letter from Tax Authorities which accepted Rp27.2 billion and rejected Rp106.8 billion. In August 27, 2020 Telkomsel received partially the tax refund Rp27.2 billion.

On September 28, 2020, Telkomsel filed an appeal to the Tax Court for the 2014 corporate income tax, withholding tax, and VAT. As of the date of approval and authorization for issuance of these financial statements, the appeal is still in process.

Income tax and VAT fiscal year 2015

On August 1, 2019, Telkomsel received the SKPKB and STP for fiscal year 2015 amounting to Rp384.8 billion (including penalty of Rp128.6 billion). On August 28, 2019, Telkomsel has paid the whole amount (including penalty). For the amount of Rp34.6 billion was charged to the statement of profit or loss and other comprehensive income and for the remaining portion amounting to Rp350.2 billion was recorded as claim for tax refund. On September 24, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp350.2 billion.

On July 13, 2020, Telkomsel received objection decision letter from Tax Authorities that rejected all Company’s objection.

On September 28, 2020, the Company filed an appeal to the Tax Court for the 2015 CIT, WHT, and VAT. As of the date of approval and authorization for issuance of these financial statements, the appeal is still in process.

Income tax and VAT fiscal year 2018

On February 20, 2020, Telkomsel received the tax audit instruction letter for compliance of fiscal year 2018. As of the date of approval and authorization for issuance of these financial statements, the tax audit still in process.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

		(Charged)	Credited to other
	December 31,	credited to profit	comprehensive	Charged	December 31,
	2018	or loss	income	to equity	2019
The Company
Deferred tax assets:
Net periodic pension and other post-employment cost	663	(70)	244	—	837
Provision for impairment of receivables	686	88	—	—	774
Difference between accounting and tax bases of property and equipment	420	7	—	—	427
Provision for employee benefits	215	15	—	—	230
Deferred installation fee	92	0	—	—	92
Accrued expenses and provision for inventory obsolescence	79	(4)	—	—	75
Land rights, intangible assets, and others	9	10	—	—	19
Total deferred tax assets	2,164	46	244	—	2,454
Deferred tax liabilities:
Cost to obtain contracts	(80)	(54)	—	—	(134)
Valuation of long-term investment	(11)	—	—	—	(11)
Leases	(1)	(7)	—	—	(8)
Total deferred tax liabilities	(92)	(61)	—	—	(153)
Deferred tax assets of the Company - net	2,072	(15)	244	—	2,301
Deferred tax assets of the other subsidiaries - net	405	155	10	(92)	478
Total deferred tax assets - net	2,477	140	254	(92)	2,779
Telkomsel
Deferred tax assets:
Provision for employee benefits	641	83	141	—	865
Provision for impairment of receivables	370	(88)	—	—	282
Total deferred tax assets	1,011	(5)	141	—	1,147
Deferred tax liabilities:
Leases	(896)	(90)	—	—	(986)
Difference between accounting and tax bases of property and equipment	(616)	68	—	(9)	(557)
License amortization	(118)	(33)	—	—	(151)
Total deferred tax liabilities	(1,630)	(55)	—	(9)	(1,694)
Deferred tax liabilities of Telkomsel - net	(619)	(60)	141	(9)	(547)
Deferred tax liabilities of the other subsidiaries - net	(578)	100	16	(195)	(657)
Total deferred tax liabilities - net	(1,197)	40	157	(204)	(1,204)

			(Charged)	Credited to other
	December 31,	Changes of	credited to profit	comprehensive	Charged to equity	December 31,
	2019	tax rates	or loss	income	and reclassification	2020
The Company
Deferred tax assets:
Provision for impairment of receivables	774	(126)	174	—	2	824
Net periodic pension and other post-employment benefit costs	837	(158)	(21)	546	—	1,204
Difference between accounting and tax bases of property and equipment	427	32	(45)	—	—	414
Provision for employee benefits	230	(12)	60	—	—	278
Deferred installation fee	92	(17)	45			120
Land rights, intangible assets and others	19	(1)	5	—	—	23
Accrued expenses and provision for inventory obsolescence	75	(8)	5	—	—	72
Total deferred tax assets	2,454	(290)	223	546	2	2,935
Deferred tax liabilities:
Valuation of long-term investment	(11)	1	10	—	—	—
Finance leases	(8)	1	2	—	—	(5)
Capitalization of contract cost	(134)	15	30	—	—	(89)
Total deferred tax liabilities	(153)	17	42	—	—	(94)
Telkomsel
Deferred tax assets:
Provision for employee benefits	865	(186)	102	298	—	1,079
Provision for impairment of receivables	282	(59)	59	—	—	282
Contract liabilities	—	(1)	(8)	—	—	(9)
Other financial instrument	—	(109)	493	—	—	384
Total deferred tax assets	1,147	(355)	646	298	—	1,736
Deferred tax liabilities:
Finance leases	(986)	—	76	—	20	(890)
Difference between accounting and tax bases of property and equipment	(557)	446	(122)	—	—	(233)
License amortization	(151)	31	(4)	—	—	(124)
Contract cost	—	3	24	—	—	27
Other financial instrument	—	—	(65)	—	—	(65)
Total deferred tax liabilities	(1,694)	480	(91)	—	20	(1,285)
Deferred tax assets of the Company - net	2,301	(273)	265	546	2	2,841
Deferred tax (liabilities) assets of Telkomsel - net	(547)	125	555	298	20	451
Deferred tax assets of the other subsidiaries - net	478	(57)	(38)	4	64	451
Deferred tax liabilities of the other subsidiaries - net	(657)	(6)	74	11	(29)	(607)
Total deferred tax asset - net	2,232	(205)	782	848	86	3,743
Total deferred tax liabilities - net	(657)	(6)	74	11	(29)	(607)

As of December 31, 2019 and 2020, the aggregate amounts of temporary differences associated with investments in subsidiaries and associates, for which deferred tax liabilities have not been recognized were Rp29,118 billion and Rp32,132 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.     Administration

From 2008 to 2019, the Company has been consecutively entitled to income tax rate reduction of 5% for meeting the requirements in accordance with the Government Regulation No. 81/2007 as amended by Government Regulation No. 77/2013 and the latest by Government Regulation No. 56/2015 in conjunction with PMK No. 238/PMK.03/2008. Furthermore, the Company is also entitled to an incentive the tax rate reduce by 3% because it meets the requirements in accordance with PP No. 30/2020. On the basis of historical data, for the year ended December 31, 2019 and 2020, the Company calculates the deferred tax using the tax rate of 20% and 19%.

The taxation laws of Indonesia require that the Company and its local subsidiaries submit individual tax returns on the basis of self-assessment. Under prevailing regulations, the DGT may assess or amend taxes within a certain period. For fiscal years 2007 and earlier, the period is within ten years from the time the tax became due, but not later than 2013, while for fiscal years 2008 and onwards, the period is within five years from the time the tax became due.

The Ministry of Finance of the Republic of Indonesia has issued Regulation No. 85/PMK.03/2012 dated June 6, 2012 as amended by PMK No. 136/PMK.03/2012 dated August 16, 2012 concerning the appointment of State-Owned Enterprises ("SOEs") to withhold, deposit and report VAT and Sales Tax on Luxury Goods ("PPnBM") according to the procedures outlined in the Regulation which is effective from July 1, 2012. The Ministry of Finance of the Republic of Indonesia also has issued Regulation No. 224/PMK.011/2012 dated December 26, 2012 concerning the appointment of SOEs for withholding tax article 22 as amended by PMK No. 34/PMK.010/2017 dated March 1, 2017. The Company has withheld, deposited, and reported the VAT, PPnBM and also withholding tax article 22 in accordance with the Regulations.

In May 2019, the Company was appointed as Low Risk Taxable Entrepreneur through DGT Decree No.KEP-00080/WPJ.19/KP.04/2019. In accordance with the Ministry of Finance Regulation No. 39/PMK.03/2018 dated April 12, 2018 as amended by PMK No. 117/PMK.03/2019 dated August 16, 2019, the Company was given the preliminary return on tax overpayment as referred to the taxation laws.

During the COVID-19 pandemic, the Government has updated its regulations governing tax incentives. In July 2020, the Minister of Finance of the Republic of Indonesia issued Regulation of the Minister of Finance No. 86 / PMK.03 / 2020 (“PMK-86/2020”) dated 16 July 2020 concerning Tax Incentives for Taxpayers Affected by the Corona Virus Disease 2019 Pandemic. In PMK-86/2020, the Government expanded the Mandatory Business Field Code (KLU) of Taxpayers who are entitled to take advantage of tax incentives and extend the incentive period until December 2020. Based on the list of KLU in the attachment PMK-86/2020, the Company’s KLU is included as the recipient of the incentive PPh 21 for Government Borne Employees (DTP). Thus, since the tax period July until December 2020, the Company implemented PPh 21 for DTP employees who met the terms and conditions as stipulated in PMK-86/2020.